Operating Leases - Schedule of Operating Lease Obligations (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Operating Lease Obligations [Abstract]
Future minimum operating lease payment, Year one	$ 885,875	$ 866,395
Future minimum operating lease payment, Year two	498,184	403,616
Future minimum operating lease payment, Year three	71,100	234,178
Future minimum operating lease payment	1,455,159	1,504,189
Less: imputed interest	(59,823)	(54,370)
Operating lease liabilities recognized in the consolidated balance sheets	$ 1,395,336	$ 1,449,819